Share-Based Payment Transactions (Details Textual) - $ / shares	1 Months Ended		12 Months Ended
	Oct. 10, 2019	Mar. 12, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 13, 2019
Share-Based Payment Transactions (Textual)
Board reserved shares					19,000,000
Share Options reserved					50,000,000
Board of directors approved and granted	709,000	82,000	150,000
Available for grant shares			7,971,963
Stock option description			Out of the 559,000 ADS Options that were granted, 97,680 ADS Options didn't require the General Meeting's approval. The date of commencement for all ADS Options granted, the date on which the vesting started, was the Grant Date. The exercise price was set at $3.00 per ADS Option.
Fair value description			The fair value of the ADSs options approved on October 10, 2019 by the Board, and on January 15, 2020 at the General Meeting (valuated as of December 31, 2019) was set at $1.63 and $0.73, per ADS Option, respectively.
Weighted average remaining contractual life			7 years 5 months 20 days	4 years 11 months 26 days
Weighted average fair value of share options granted one			$ 0.03
Weighted average fair value of share options granted two			$ 1.18
Stock option	28,360,000	3,280,000	6,000,000
Share option par value		$ 6.00	$ 5.6
Share option exercised price description			The range of exercise prices of Share Options outstanding at the end of the year was $0.075 - $0.31 as of December 31, 2019, and $0.13 - $0.28 as of December 31, 2018.
ADSs [Member]
Share-Based Payment Transactions (Textual)
Share option exercised price description			The range of exercise prices of ADS Options outstanding at the end of the year was $3 - $12.4 as of December 31, 2019, and $5.20 - $11.20 as of December 31, 2018.